DERIVATIVES	12 Months Ended
Dec. 31, 2016
DERIVATIVES
DERIVATIVES

6.DERIVATIVES

Under the trading rules of the Tianjin and Guangdong Exchange, the Group is required to accept the customers’ trades and to serve as the counterparty to the customers’ trades. That is, when a customer places a trade for a long or short position on a spot commodity contract, the Group takes the corresponding opposite short or long position on that contract.

According to the Guangdong Exchange’s trading and settlement rules, if a customer does not close its spot commodity contracts at the end of the trading day, any profit or loss resulting from holding such contract during this trading day is deposited into or withdrawn from the customer’s trading deposit account (variation margin) on a daily basis by the custodian bank according to the clearing instruction given by the Guangdong Exchanges as if the position had been closed. The corresponding loss or profit arising from customer driven transactions is withdrawn from or deposited into the Group’s trading deposit account. In effect, the contract price of the open position is re-set to the ending spot price at the end of each day with the ending spot price carried forward to the next trading day.

Variation margin payment is considered a settlement of the spot commodity contract for accounting purposes since the contractual rights to cash has been transferred to the Group and the customer’s receipt of the variation margin payment from the Group meets the criteria in ASC 405-20-40 for extinguishment of a liability.  Therefore the payment or receipt of the variation margin reduces the derivative asset or liability to zero at the end of each day.  Accordingly, at the end of December 31, 2015 and 2016, the derivative asset and liability of the Group’s spot commodity contracts with customers and special members are nil.

The Group also traded commodity futures contracts through Shanghai Futures Exchange for which there was no requirement for daily cash settlement of variation margin.

As of December 31, 2015 and 2016, the majority of the underlying of the open spot commodity contracts is silver. Notional amount of open spot commodity contracts is calculated based on the closing spot price of the underlying commodities and the quantity specified in the contract. The notional amount and fair value of derivatives as at December 31 are set out as follows:

	December 31, 2016
	Notional amount	Fair Value
		Derivative assets	Derivative liabilities
	RMB	RMB	RMB
Spot commodity contracts
- Long position	90,144	—	—
- Short position	2,598,162	—	—

Risk and return transfer contracts	2,688,306	45,569	—

Total (RMB)	5,376,612	45,569	—

	December 31, 2015
	Notional amount	Fair Value
		Derivative assets	Derivative liabilities
	RMB	RMB	RMB

Spot commodity contracts
- Long position	397,868	—	—
- Short position	2,288,602	—	—

Risk and return transfer contracts	2,686,470	445	14,336

Total (RMB)	5,372,940	445	14,336

The Group is exposed to market risk relating to spot and futures commodity contracts since their fair values fluctuate as a result of changes in market price of commodities. As of December 31, 2015 and 2016, the Group’s open short positions on spot commodity contracts expose the Group to losses beyond the notional amount of the contracts.  As of December 31, 2015 and 2016, the maximum exposure to losses of the Group’s open long positions on spot commodity contracts is the notional amount of the contracts. The Group’s maximum risk exposure on these contracts is partially reduced by the Tianjin and Guangdong Exchanges’ force liquidation of open positions held by the Group if the price movements of the contracts result in the minimum deposit requirements not being maintained.

In 2015, Rong Jin Hui Yin, Jin Xiang Yin Rui and Sheng Ding entered into risk and return transfer agreements with an independent third party fund, pursuant to which gains or losses arising from exchange-traded spot commodity contracts with customers are transferred to and absorbed by the third party fund. In 2016, Da Xiang Ping Tai entered into the same risk and return transfer agreements with the same third party fund. The amount payable to or amount receivable from the third party fund is settled on a monthly basis. The terms of the risk and return transfer agreements cover the period from August 23, 2015 to August 22, 2020 for Rong Jin Hui Yin, from August 23, 2015 to October 1, 2020 for Jin Xiang Yin Rui, from October 23, 2015 to October 1, 2020 for Sheng Ding, and from March 1, 2016 to October 1, 2020 for Da Xiang Ping Tai.

Effectively, the risk and return transfer arrangement is an offer from the third party fund to accept the risk on all Rong Jin Hui Yin, Jin Xiang Yin Rui, Sheng Ding and Da Xiang Ping Tai’s future customer-driven spot commodity contracts during the contract periods at the market value at the moment they are entered into.

The execution guarantee agreement was entered into to guarantee the execution of the risk and return transfer arrangement, pursuant to which the fund’s bank account is under joint administration of the fund and the Group. Pursuant to the agreement, any cash withdrawal or transfer from the fund’s account requires approval from both the fund and the Group. However, the Group cannot unreasonably interfere or limit the normal withdrawal or transfer activities of the bank account by the fund under the agreement.

The execution guarantee agreement only provides the Group with a protective right to ensure the fund’s bank account retains enough balance to fulfil the minimum deposit requirement under, and is merely an execution guarantee arrangement supplementary to, the risk and return transfer arrangement, to safeguard the repayment ability to the Group. It does not represent a separate guarantee provided by the fund to the Group or vice-versa, rather it is a mechanism to mitigate the risk of the fund having insufficient cash to honor any obligations that may arise under the risk and return transfer arrangement.

Pursuant to the execution guarantee agreement, if the net asset value of the fund falls below 70% of the total minimum deposit requirements of Tianjin and Guangdong Exchanges, the third party fund has a contractual obligation to restore it to 100% by requesting its investors to inject additional capital in cash. As at December 31, 2016, the net asset value of the third party fund is RMB 121.99 million.

By the end of 2016, Tianjin Exchange has fully adopted the New Mechanism, and the Group will no longer holds positions on spot commodity contracts in Tianjin Exchange.